     As filed with the Securities and Exchange Commission on March 31, 1999

                                                 Securities Act File No. 33-8398
                                        Investment Company Act File No. 811-4824

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|
         Pre-Effective Amendment No.____                            |_|
         Post-Effective Amendment No. 29 and/or                     |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

         Amendment No. 30

                        (Check appropriate box or boxes)

                                 THE KENT FUNDS
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 470-8000

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
                  1345 Chestnut Street, Philadelphia, PA 19107
                  --------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:

|_| immediately upon filing pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered............... None

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


                                 THE KENT FUNDS

                                  ------------
                                   PROSPECTUS
                                  ------------



                                   MAY 1, 1999



                   LYON STREET INSTITUTIONAL MONEY MARKET FUND



                     --------------------------------------
                       QUESTIONS?
                       CALL 1-800-633-KENT (5368)
                       OR YOUR INVESTMENT REPRESENTATIVE.
                     --------------------------------------

                                TABLE OF CONTENTS
================================================================================

CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH SUMMARIZES THE FUND'S INVESTMENTS, RISKS AND FEES.

      RISK/RETURN SUMMARY AND FUND EXPENSES

          3

================================================================================

REVIEW THIS SECTION FOR INFORMATION ON INVESTMENT STRATEGIES AND THEIR RISKS.

      INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

          7

================================================================================

REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE FUND.

      FUND MANAGEMENT

          9    THE INVESTMENT ADVISER
          9    THE DISTRIBUTOR AND ADMINISTRATOR

================================================================================

REVIEW THIS SECTION FOR DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE, SELL AND EXCHANGE SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.

      SHAREHOLDER INFORMATION

         10    PRICING OF FUND SHARES
         11    PURCHASING AND ADDING TO YOUR SHARES
         12    SELLING YOUR SHARES
         13    GENERAL POLICIES ON SELLING SHARES
         14    EXCHANGING YOUR SHARES
         14    DIVIDENDS, DISTRIBUTIONS AND TAXES

================================================================================

      BACK COVER

               WHERE TO LEARN MORE ABOUT THIS FUND

================================================================================

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.


RISK/RETURN SUMMARY OF THE LYON STREET INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVES              The Fund seeks current income from short-term
                                   securities while preserving capital and
                                   maintaining liquidity.

PRINCIPAL INVESTMENT               The Fund is a "money market fund" that seeks
STRATEGIES                         to maintain a stable net asset value of $1.00
                                   per share. The Fund invests in a broad range of short-term instruments including commercial paper, short-term corporate obligations and short-term obligations issued or guaranteed by the United States
                                   Government, its agencies or
                                   instrumentalities. The Fund may invest at least 25% of its assets in domestic or foreign bank obligations.

PRINCIPAL INVESTMENT RISKS         The Fund's performance per share will change
                                   daily based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. Changes in the interest rate will affect the yield or value of the Fund's investments in debt securities.

                                   o    An investment in the Fund is not a
                                        deposit in a bank and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency.

                                   o    Although the Fund seeks to preserve the
                                        value of your investment at $1.00 per
                                        share, it is possible to lose money by
                                        investing in the Fund.

                                   o    If an issuer fails to pay interest or
                                        repay principal, the value of your
                                        investment could decline.

                                   o    Because the Fund invests in short-term
                                        securities, a decline in interest rates
                                        will affect the Fund's yield as these
                                        securities mature or are sold and the
                                        Fund purchases new short-term securities with a lower yield.

RISK/RETURN SUMMARY OF THE LYON STREET INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------

                                   o    Foreign investments may be riskier than
                                        U.S. investments because of unstable
                                        international political and economic
                                        conditions, foreign controls on
                                        investment and currency exchange,
                                        withholding taxes, a lack of adequate
                                        company information, and lack of
                                        government regulation.

                                   o    There can be no assurance that the
                                        investment objectives of the Fund will
                                        be achieved.


WHO MAY WANT TO INVEST?            Consider investing in the Fund if you:

                                   o    ARE SEEKING PRESERVATION OF CAPITAL
                                   o    HAVE A LOW RISK TOLERANCE
                                   o    ARE WILLING TO ACCEPT LOWER POTENTIAL
                                        RETURNS IN EXCHANGE FOR A HIGHER DEGREE
                                        OF SAFETY
                                   o    ARE INVESTING SHORT-TERM RESERVES

                                   This Fund will not be appropriate for anyone:
                                   o    SEEKING HIGH TOTAL RETURNS
                                   o    PURSUING A LONG-TERM GOAL OR INVESTING
                                        FOR RETIREMENT

RISK/RETURN SUMMARY OF THE LYON STREET INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------

                                FEES AND EXPENSES
                                -----------------

As an investor in the Lyon Street Institutional Money Market Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the Fund's yield. As this will be the first year of the operations for the Lyon Street Institutional Money Market Fund, the amounts shown as Other Expenses are estimated amounts.

Shareholder Fees
(fees paid by you directly)

Maximum sales charge (load) on purchases                       None


--------------------------------------------------------------------------------

Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees                                                0.40%
--------------------------------------------------------------------------------

Distribution and Service (12b-1) Fees                          None
--------------------------------------------------------------------------------

Other Expenses                                                 0.27%
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                           0.67%
--------------------------------------------------------------------------------

(1) The Adviser is currently limiting the Management Fee to .10% of average daily net assets. The Administrator is waiving a portion of the administration fee so that Other Expenses are expected to be .22% of average daily net assets. Total Fund operating Expenses after these fee waivers are expected to be .22% of average daily net assets. These expense limitations may be revised or canceled at any time.

RISK/RETURN SUMMARY OF THE LYON STREET INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------


EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Funds. Although your annual costs may be higher or lower, this example illustrates the amount of fees and expenses you would pay, assuming the following:

   o $10,000 investment
   o 5% annual return
   o redemption at the end of each period
   o no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                           1        3
LYON STREET INSTITUTIONAL MONEY MARKET FUND               Year    Years
-------------------------------------------                $68     $214

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
================================================================================

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

      The Fund's investment objective is to seek current income from short-term securities while preserving capital and maintaining liquidity. As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission's Rule 2a-7. This rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must have a remaining maturity of no more than 397days, and its investments must maintain an average weighted maturity that does not exceed 90 days.

      The Statement of Additional Information has more detailed information about the investment policies and strategies of the Fund.

INVESTMENT RISKS

      The Fund's primary risks are INTEREST RATE RISK and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      CREDIT RISK is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund invests in highly-rated securities to minimize credit risk. Under Rule 2a-7, 95% of a money market fund's holdings must be rated in the highest credit category (e.g., A-1 or A-1+) and the remaining 5% must be rated no lower than the second highest credit category.

      The Fund's investments in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to FOREIGN RISK. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the Fund's investments.

      The Fund also is subject to MANAGEMENT RISK because it is an actively managed portfolio. The Fund's Adviser uses its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.

      There can be no assurance that the investment objective of the Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains.

YEAR 2000 RISKS

      Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

      The Fund has been assured that the Adviser and other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for year 2000 readiness. The Adviser and the Fund's service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or streetwide interface testing of systems for year 2000 readiness.

      In the event that any systems upon which the Fund is dependent are not year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

      While the ultimate costs or consequences of incomplete or untimely resolution of year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to year 2000 issues.

FUND MANAGEMENT
================================================================================

      THE INVESTMENT ADVISER

      The Fund is advised by Lyon Street Asset Management Company, a wholly-owned subsidiary of Old Kent Bank. Lyon Street maintains offices at 111 Lyon Street, NW, Grand Rapids, Michigan 49503. Old Kent Bank is a wholly owned subsidiary of Old Kent Financial Corporation, which is a financial services company with total assets as of December 31, 1998 of approximately $____billion. The Investment Management Group ("IMG") at Lyon Street has managed the Kent Funds since their inception. Prior to 1998, IMG managed the Kent Funds as a division of Old Kent Bank. Old Kent Bank has managed the financial assets of individual and institutional investors since _____________. Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Lyon Street is entitled to receive management fees in the amount of .40% of average daily net assets of the Fund as the investment adviser of the Lyon Street Institutional Money Market Fund. However, Lyon Street is waiving .30% of the management fee resulting in net management fees of .10%. This waiver may be revised or cancelled at any time.


      THE DISTRIBUTOR AND ADMINISTRATOR

      BISYS Fund Services Limited Partnership ("BISYS") provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BISYS is also the distributor of the Fund's shares. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

      Old Kent Bank provides certain administrative services to the Fund pursuant to a Sub-Administration Agreement between Old Kent Bank and BISYS. BISYS has agreed to pay Old Kent Bank a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of the Fund's average daily net assets. The fees paid to Old Kent Bank by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Fund.

      The Statement of Additional Information has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION
================================================================================

PRICING OF FUND SHARES
----------------------

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

The Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 2 p.m., Eastern time on days the New York Stock Exchange is open. Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the Exchange and the Fund's custodian are open for business. For example, if you place a purchase order to buy shares of the Fund, it must be received in good order by 2:00 p.m. Eastern time in order to receive the NAV calculated at 2:00 p.m. that day. If your order is received in good order after 2:00 p.m., you will receive the NAV calculated at 2:00 p.m. Eastern Time the next day. The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Material deviations in the differences between amortized cost and the market value of the Fund's assets will be addressed by the Fund's Board of Trustees.

PURCHASING AND ADDING TO YOUR SHARES
------------------------------------

  ACCOUNT TYPE        MINIMUM       Subsequent investments
                      INITIAL       may be made in any
                     INVESTMENT     amount.
  Regular
  (non-retirement)    $1,000

  Retirement          $  250
  (IRA)

  Automatic
  Investment Plan     $  250

The Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor decides this is in the best interest of the Fund and its shareholders

HOW CAN I PURCHASE SHARES?

You can purchase shares by taking the following steps:

1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

2. Wire federal funds which must be received by Kent Funds no later than the close of business the day the purchase order is placed.

You should note that (i) a purchase of shares will not be completed until Kent Funds receives the purchase proceeds and (ii) banks may charge for wiring federal funds to Kent Funds. You may obtain information on how to wire funds from any national bank and certain state banks.


DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise.

If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and your distributions will be sent by electronic funds transfer directly to your designated bank account.


--------------------------------------------------------------------------------
Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

================================================================================
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

You can redeem shares on any day that both the New York Stock Exchange and the Custodian are open for business. Shares will not be redeemed by the Fund unless all required documents have been received by the Kent Funds.

The Fund may temporarily stop redeeming shares when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one business day in advance.

Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Kent Funds at 1-800-633-KENT (5368) and request the appropriate form.


By telephone Call           1-800-633-KENT (5368) with redemption instructions.

--------------------------------------------------------------------------------
By mail 1. Call 1-800-633-KENT (5368) to request redemption forms or write a letter of instruction indicating:
                            o your account name and number
                            o amount or number of shares you wish to redeem
                            o account owner signature
                            o if a stock certificate has been issued, you must
                              sign the back of the certificate and submit it together with the redemption request.

                            2. Mail to:
                               KENT FUNDS
                               P.O. BOX 182201
                               COLUMBUS, OHIO 43218-2201

GENERAL POLICIES ON SELLING SHARES
----------------------------------

                         GENERAL REDEMPTION INFORMATION

During periods of unusual market activity it may be difficult to reach the Kent Funds by telephone. In such cases, shareholders should follow the procedures for redeeming by mail or through a broker. Neither the Kent Funds nor any of its service providers will be liable for following telephone instructions reasonably believed to be genuine unless it acts with willful misfeasance, bad faith or gross negligence. In this regard the TrustKent Funds and its transfer agent will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine. Such procedures will include the requirement that personal identification be provided before accepting a telephone redemption.

The Fund reserves the right to redeem an account if its value falls below $100,000 as a result of redemptions or exchanges (but not as a result of a decline in net asset value). A shareholder will be notified in writing and allowed 60 days to increase the value of the account to the minimum investment level.

PAYMENT OF REDEMPTION PROCEEDS

      Redemption proceeds are typically sent out the next business day after a request for redemption is received, but in no event later than seven business days after a request for redemption is received. Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


IMPORTANT INFORMATION REGARDING STOCK CERTIFICATES AND REDEMPTION NOTICES. SIGNATURES ON ALL REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE KENT FUNDS, UNLESS THE AMOUNT REDEEMED IS LESS THAN $50,000 AND THE ACCOUNT ADDRESS HAS BEEN THE SAME FOR AT LEAST 90 DAYS. THE KENT FUNDS CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.

EXCHANGING YOUR SHARES
----------------------

You may acquire Institutional Shares of any other investment portfolio of the Kent Funds by exchanging shares of the Fund for shares of the new fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. Exchanges are effected at the net asset value next determined after the exchange request is received in good order by the Fund. Be sure to read carefully the prospectus of any fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.


INSTRUCTIONS FOR EXCHANGING SHARES
--------------------------------------------------------------------------------

Exchanges may be made by sending a written request to:

  KENT FUNDS
  P.O. BOX 182201
  COLUMBUS, OHIO 43218-2201
  or by calling 1-800-633-KENT (5368)

  Please provide the following information:

  o  Your name and telephone number
  o  The exact name on your account and account number
  o  Taxpayer identification number (or Social Security number)
  o  Dollar value or number of shares to be exchanged
  o The name of the Fund from which the exchange is to be made and the account number
  o The name of the Fund into which the exchange is being made, and if this is an existing account, please provide the account number


                      IMPORTANT INFORMATION ABOUT EXCHANGES

Kent Funds may disallow exchanges of shares if a shareholder has made more than five exchanges between investment portfolios offered by the Kent Funds in a year, or more than three exchanges in a calendar quarter. Although unlikely, the Kent Funds may reject any exchanges or change or terminate rights to exchange shares. The exchange privilege is available only in states where shares of the new fund may be sold.

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

Any income the Fund receives is paid out, less expenses, in the form of dividends to its shareholders. The Fund declares dividends from net investment income on every business day. Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually.

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

The Fund expects the dividends will primarily consist of ordinary income or, if any, short-term capital gains as opposed to long-term capital gains.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you will receive in the mail federal tax information on distributions paid by the Fund.

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Fund's annual and semi-annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Kent Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE KENT FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE KENT FUNDS. IN ADDITION, YOU MAY CONTACT THE KENT FUNDS AT:


                                   KENT FUNDS
                           ATTENTION: T.A. OPERATIONS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-633-KENT (5368)
                       INTERNET: http://www.kentfunds.com*
--------------------------------------------------------------------------------


You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

      o     Free from the Commission's Website at http://www.sec.gov.

              * The Fund's website is not part of this Prospectus.


(Investment Company Act file no. 811-4824)
================================================================================

                                 THE KENT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 THE LYON STREET INSTITUTIONAL MONEY MARKET FUND




                                  May 1, 1999


         This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the prospectus for The Lyon Street Institutional Money Market Fund (the "Fund"), dated May 1, 1999, as amended or supplemented from time to time. A copy of the prospectus may be obtained by writing to The Kent Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or by calling 1-800-633-KENT (5368). Capitalized terms not otherwise defined herein have the same meaning as in the prospectus.

         SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, OLD KENT BANK OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUND SEEKS TO MAINTAIN A NET ASSET VALUE PER SHARE OF $1.00 ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

                                TABLE OF CONTENTS

THE TRUST.................................................................... 3
INVESTMENT POLICIES.......................................................... 3
INVESTMENT RESTRICTIONS......................................................11
SECURITIES TRANSACTIONS......................................................13
VALUATION OF SECURITIES......................................................14
TRUSTEES AND OFFICERS........................................................16
INVESTMENT ADVISER...........................................................17
ADMINISTRATOR................................................................19
DISTRIBUTOR..................................................................20
TRANSFER AGENT...............................................................20
CUSTODIAN, AUDITORS AND COUNSEL..............................................20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................21
DIVIDENDS AND TAXES..........................................................21
DECLARATION OF TRUST.........................................................23
STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS...............................24
ADVERTISING INFORMATION......................................................25
ADDITIONAL INFORMATION.......................................................26
APPENDIX A..................................................................A-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS SAI, OR IN THE PROSPECTUS RELATED HERETO, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS SAI AND THE PROSPECTUS DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE TRUST

         The Kent Funds (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which was organized on May 9, 1986 as a Massachusetts business trust. The original name of the Trust was "Master Municipal Trust." The Trust changed its name to "The Kent Funds" on May 1, 1990. The Trust consists of fifteen separate investment portfolios, each of which is diversified and has a distinct investment objective and distinct investment policies. This SAI relates solely to the Lyon Street Institutional Money Market Fund. The Trust also offers the following investment portfolios, which are described in a separate Statement of Additional Information: The Kent Large Company Growth Fund, The Kent Growth and Income Fund, The Kent Index Equity Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Income Fund, The Kent Intermediate Bond Fund, The Kent Short Term Bond Fund, The Kent Intermediate Tax-Free Fund, The Kent Michigan Municipal Bond Fund, The Kent Money Market Fund, The Kent Government Money Market Fund and The Kent Michigan Municipal Money Market Fund. The Fund is advised by Lyon Street Asset Management Company ("Lyon Street" or the "Investment Adviser").

         Important information about the Trust and the Fund is contained in the Fund's prospectus. This SAI provides additional information about the Trust and the Fund that may be of interest to some investors.


                               INVESTMENT POLICIES

         The following information supplements the description of the Fund's investment objective and policies as set forth in the prospectus.

MONEY MARKET INSTRUMENTS

         The Fund may invest in a broad range of "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds and U.S. Government obligations with remaining maturities of thirteen months or less.

         Bank obligations include certificates of deposit, bankers' acceptances and time deposits, issued or supported by the credit of U.S. or foreign banks or savings institutions. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         The Fund may invest a portion of its assets in the obligations issued or guaranteed by one or more foreign governments or one of their agencies or instrumentalities, including obligations of supranational entities. The Fund may also invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when Lyon Street deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Investments by the Fund in taxable commercial paper will consist of issues that are rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by Lyon Street at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial paper may include variable and floating rate instruments.

         Variable amount master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although such notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

GUARANTEED INVESTMENT CONTRACTS

         The Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by Lyon Street pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to the Fund's limitation on illiquid investments.

REPURCHASE AGREEMENTS

         The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Fund will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by Lyon Street, pursuant to guidelines established by the Trust's Board of Trustees. During the term of any repurchase agreement, Lyon Street will continue to monitor the creditworthiness of the seller. The Fund will not enter into repurchase agreements with Lyon Street or its affiliates. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Repurchase agreements with deemed maturities in excess of seven days are considered illiquid investments, and will be subject to the Fund's limitation on illiquid investments. Securities subject to repurchase agreements are held either by the Trust's custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral obligations. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS

         The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

VARIABLE AND FLOATING RATE INSTRUMENTS

         The Fund may purchase rated and unrated variable and floating rate instruments. When purchasing such instruments for the Fund, Lyon Street will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand.

         In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Variable and floating rate instruments purchased by the Fund may carry nominal maturities in excess of the Fund's maturity limitations if such instruments carry demand features that comply with conditions established by the Securities and Exchange Commission. In order to be purchased by the Fund, these instruments must permit the Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days' notice.

         The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

LOAN PARTICIPATION NOTES

         The Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Fund may invest. Any participation purchased by the Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation the Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by the Fund may be regarded as illiquid.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

         To the extent described in the prospectus, the Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

         The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

         Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         When the Fund purchases securities on a when-issued or forward commitment basis, the Trust's custodian will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued and forward commitment transactions. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its purchase commitments exceed 25% of the value of its assets. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

UNITED STATES GOVERNMENT OBLIGATIONS

         Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury bills, notes and bonds and obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ZERO COUPON OBLIGATIONS

         The Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity, provided that the greater price volatility of any such zero coupon obligation is not inconsistent with the Fund's investment objective. The Fund will accrue income on such investments for tax and accounting purposes, as required, and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.

STRIPPED OBLIGATIONS

         The Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value." Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Fund also may purchase U.S. dollar-denominated "stripped" securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

         Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Fund may acquire other U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

         Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require the Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the GNMA and the FHLMC. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

         In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In calculating the average weighted maturity of the Fund, the maturity of mortgage-backed will be based on estimates of average life.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that Lyon Street's assumptions about prepayments are inaccurate, these securities may expose the Fund to significantly greater market risks than expected.

ASSET-BACKED SECURITIES

         The Fund may purchase asset-backed securities, which are securities backed by installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

ILLIQUID AND RESTRICTED SECURITIES

         The Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days, time deposits maturing in more than seven days, GICs and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that may be purchased by institutional buyers under Rule 144A are subject to this limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

         Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Lyon Street believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Lyon Street monitors the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, Lyon Street will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The use of Rule 144A transactions could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         The Fund may lend its portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans will not be made by the Fund if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Lyon Street to be of good standing and when, in Lyon Street's judgment, the income to be earned from the loan justifies the attendant risks.

         Collateral for loans of portfolio securities made by the Fund may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable bank letters of credit or any other liquid high-grade short-term instrument approved for use as collateral by the Securities and Exchange Commission (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

INVESTMENT COMPANIES

         The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of the Fund.

YIELDS AND RATINGS

         The yields on certain obligations are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of a nationally recognized statistical rating organization (an "NRSRO") represent its opinion as to the quality of the obligations it undertakes to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         After its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Lyon Street will consider such an event in determining whether the Fund should continue to hold the security. For a description of applicable securities ratings, see Appendix A.

TEMPORARY DEFENSIVE POSITIONS

         The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

                             INVESTMENT RESTRICTIONS

         The following investment restrictions include those that have been designated as "fundamental," which may not be changed without the vote of a "majority" of the Fund's outstanding shares (as defined in "Declaration of Trust--Voting Rights"), and those that have been designated as "non-fundamental," which may be changed without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the limitation.

         The following investment restrictions are fundamental:

         The Fund may not:

         (1) Purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

         (2) Borrow money, which includes entering into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

         (3) Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

         (4) Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

         (5) Make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend Fund securities valued at not more than 33-1/3% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

         (6) Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         (7) Purchase or sell commodities or commodity contracts or real estate, except the Fund may purchase and sell securities secured by real estate and securities of companies which deal in real estate;

         (8) Underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         The following investment restrictions are "non-fundamental" and may be changed with without shareholder approval:

         The Fund may not:

         (1) Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (2) Invest more than 10% of its net assets in (i) securities with legal or contractual restrictions on resale; (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements maturing in more than seven days;

         (3) Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         (4) Make short sales of securities or maintain a short position unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; or

         (5) Invest in the securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended, or the rules promulgated thereunder.

         In order to comply with Securities and Exchange Commission regulations relating to money market funds, the Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of its total assets which may be invested in "First Tier Securities" (as defined by the Securities and Exchange Commission) of any one issuer for a period of up to three business days. In addition, the Fund will not borrow money, pursuant to Fundamental Investment Restriction (2), in excess of 10% of its total assets. With respect to Fundamental Investment Restriction (6), the Fund is permitted to invest in excess of 25% of its total assets in obligations of U.S. banks and domestic branches of foreign banks that are subject to the same regulation as U.S. banks.


                             SECURITIES TRANSACTIONS

         Lyon Street, under policies established by the Board of Trustees, selects broker-dealers to execute transactions for the Fund. It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best price and execution of orders. The determination of what may constitute best price and execution in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the breadth of the market where the transaction is executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by Lyon Street in determining the overall reasonableness of brokerage commissions paid. In determining best price and execution and selecting brokers to execute transactions, Lyon Street may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information provided to the Fund. Lyon Street is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's transactions which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, Lyon Street determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or the overall responsibilities of Lyon Street to the Fund. Any such research and other statistical and factual information provided by brokers to the Fund or Lyon Street is considered to be in addition to and not in lieu of services required to be performed by Lyon Street under its Investment Advisory Agreement with the Trust. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Trust and other clients of Lyon Street who may indirectly benefit from the availability of such information. Similarly, the Trust may indirectly benefit from information made available as a result of transactions effected for such other clients.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Lyon Street will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of newly issued securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. The Fund may participate, if and when practicable, in group bidding for the purchase of certain securities directly from an issuer in order to take advantage of the lower purchase price available to members of such a group.

         Neither Lyon Street nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof. However, the Trust's Board of Trustees has determined that the Fund may follow a policy of considering sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best price and execution described above. The policy of the Fund with respect to brokerage is and will be reviewed by the Trust's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Lyon Street expects that purchases and sales of debt instruments for the Fund usually will be principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases.

         Investment decisions for the Fund are made independently by Lyon Street from those of the other investment portfolios of the Trust and investment accounts advised by Lyon Street. It may frequently develop that the same investment decision is made for more than one investment portfolio of the Trust or other account advised by Lyon Street. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one investment portfolio or account. When two or more investment portfolios or accounts are engaged in the purchase or sale of the same security, the transaction is allocated as to amount in accordance with a formula which Lyon Street believes is equitable to each investment portfolio or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a particular investment portfolio is concerned. To the extent permitted by law, Lyon Street may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for another investment portfolio or account.

         In no instances will securities held by the Fund be purchased from or sold to Lyon Street, the Trust's Distributor or any of their "affiliated persons," as defined in the 1940 Act, except as may be permitted by any applicable regulatory exemption or exemptive order.


                             VALUATION OF SECURITIES

         As stated in the prospectus, the Fund seeks to maintain a net asset value of $1.00 per share and, in this connection, value its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the Fund sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

         Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Fund's operations and delegating special responsibilities involving portfolio management to Lyon Street, has established procedures that are intended, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value of the Fund, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference between the amortized cost value per share and the net asset value per share based upon available indications of market value (the "Market Value Difference"). Available indications of market value consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.

         In the event the Market Value Difference exceeds 1/2 of 1%, the Trustees' procedures provide that the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten the dollar-weighted average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences.

         The Fund limits its investments to instruments which Lyon Street has determined present minimal credit risk (pursuant to guidelines established by the Board of Trustees) and which are "Eligible Securities" as defined by Rule 2a-7. The Fund is also required to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share. Should the disposition of a security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable.

         It is the normal practice of the Fund to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Fund. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

                              TRUSTEES AND OFFICERS

         The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian.

         The names and principal occupations during the last five years of the Trustees and officers of the Trust are listed below. The address of all the Trustees and officers is 3435 Stelzer Road, Columbus, Ohio 43219.

         JOSEPH F. DAMORE, Trustee, 46; President and Chief Executive Officer of Sparrow Hospital and Health System; formerly Director and Executive Vice President, Sisters of Mercy Health Corporation.

         *WALTER B. GRIMM, Trustee, Chairman and Vice President, 53; Senior Vice President of Client Services for BISYS Fund Services; formerly President of Lehigh Investments.

         JAMES F. RAINEY, Trustee, 56; Associate Dean for Academic Affairs in The Eli Broad Graduate School of Management at Michigan State University.

         RONALD F. VANSTEELAND, Trustee, 58; Vice President for Finance and Administration and Treasurer of Grand Valley State University, Allendale, Michigan and Treasurer of Grand Valley State University Foundation.

         JAMES F. DUCA, II, President, 41; Vice President of Old Kent Financial Corporation; formerly Vice President and Trust Counsel for Marshall & Ilsley Trust Company.

         R. JEFFREY YOUNG, Vice President and Assistant Secretary, 34; Vice President - Client Services for BISYS Fund Services; and formerly employed by The Heebink Group.

         MARTIN R. DEAN, Treasurer, 35; Vice President - Fund Administration for BISYS Fund Services; and formerly employed by KPMG Peat Marwick LLP.

         ROBERT L. TUCH, Secretary, 47; Vice President - Legal Services for BISYS Fund Services.

         W. BRUCE MCCONNEL, III, Assistant Secretary, 56; Partner in the law firm of Drinker Biddle & Reath LLP.

         ALAINA V. METZ, Assistant Secretary, 32; Chief Administrator of the Blue Sky Department for BISYS Fund Services; and formerly employed by Alliance Capital Management.

------------------

* This Trustee is an interested person of the Trust as defined under the 1940
Act.

         During the fiscal year ended December 31, 1998, no officer, director or employee of the Trust's service contractors, or any of their parents or subsidiaries, received any direct remuneration from the Trust for serving as a Trustee or officer of the Trust, although BISYS and its affiliates, of which Messrs. Grimm, Young, Dean, and Tuch and Ms. Metz are also employees, receives fees from the Trust for administrative, fund accounting and transfer agency services. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. Each Trustee earns an annual fee of $8,000 and additional fees of $1,750 for each regular meeting attended, $1,000 for each special meeting attended and $500 for each telephonic meeting, plus reimbursement of expenses incurred as a Trustee.

         Listed below is the compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 1998. The Board of Trustees has established The Kent Funds Deferred Compensation Plan (the "Deferred Compensation Plan") pursuant to which the Trustees may elect to defer receipt of the compensation payable to them by the Trust. Under the terms of the Deferred Compensation Plan, amounts deferred by the Trustees are credited with the earnings on certain investment options which may include one or more of the Trust's Funds. Trustees receive payment of their deferred compensation and any related earnings upon ceasing to be a Trustee of the Trust. Such payment is made at the election of the Trustee, either in a lump sum or in annual installments over two to fifteen years. The Trust's obligation to pay the Trustee's deferred compensation is a general unsecured obligation.


                                                                                    TOTAL COMPENSATION
                                                                                    FROM THE TRUST AND
  NAME OF PERSON                            AGGREGATE COMPENSATION                  FUND COMPLEX PAID
   AND POSITION                                FROM THE TRUST                           TO TRUSTEES
   ------------                                --------------                           -----------

Joseph F. Damore, Trustee                       $ 15,000*                               $ 15,000

Walter B. Grimm, Trustee                        $      0                                $      0

James F. Rainey, Trustee                        $ 15,000*                               $ 15,000

Ronald F. VanSteeland, Trustee                  $ 15,000                                $ 15,000

-------------------

* During the fiscal year ended December 31, 1998, Mr. Damore deferred $15,000 of his compensation and Mr. Rainey deferred $7,500 of his compensation pursuant to the Deferred Compensation Plan.

         As of the date hereof, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the Trust's outstanding shares.

                               INVESTMENT ADVISER

LYON STREET ASSET MANAGEMENT COMPANY

         Lyon Street is the investment adviser to the Fund. As of December 31, 1998, Lyon Street managed assets of approximately $4.6 billion. The Trust is the first registered investment company for which Lyon Street has provided investment advisory services. Lyon Street is located at 111 Lyon Street, N.W., Grand Rapids, MI 49503.

         Old Kent Bank ("Old Kent"), of which Lyon Street is a wholly-owned subsidiary, is a Michigan banking corporation which, with its affiliates, provided commercial and retail banking and trust services through more than [200] banking offices in Michigan and Illinois as of December 31, 1998. Old Kent offers a broad range of financial services, including commercial and consumer loans, corporate and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

         Old Kent is a subsidiary of Old Kent Financial Corporation, a bank holding company headquartered in Grand Rapids, Michigan, with approximately $____ billion in total consolidated assets as of December 31, 1998. Through offices in numerous states, Old Kent Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

         Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

INVESTMENT ADVISORY AGREEMENT

         The overall supervision and management of the Fund rests with the Trust's Board of Trustees. Pursuant to a written Investment Advisory Agreement with the Trust, dated October 12, 1990, as amended, Lyon Street furnishes to the Trust investment advice with respect to the Fund, makes all investment decisions for the Fund, and places purchase and sale orders for the Fund's securities. Lyon Street is responsible for all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments purchased or sold for the Fund, and any brokerage commissions or other transaction charges that may be associated with such purchases and sales.

         For its services to the Fund, Lyon Street is entitled to an annual fee based on the average daily net asset value of the Fund, payable monthly, at the rate of 0.40%. Lyon Street may rebate its advisory fees to certain of its institutional customers.

         Under the Investment Advisory Agreement, Lyon Street's liability in connection with rendering services thereunder is limited to situations involving a breach of its fiduciary duty, its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Trustees of the Trust, including a majority of those Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, approved the agreement with respect to the Fund on November 19, 1998. The Agreement continues in effect from year to year with respect to the Fund only if such continuance is specifically approved at least annually by the Trustees of the Trust, including the "non-interested" Trustees, or by vote of a majority of the outstanding voting shares of the Fund. The Investment Advisory Agreement will terminate automatically upon its assignment and may be terminated without penalty on 60-days' written notice at the option of either party or by a vote of the shareholders of the Fund.

SUB-ADMINISTRATION AGREEMENT

         Old Kent provides certain administrative services to the Fund pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of the Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Fund.

THE GLASS-STEAGALL ACT AND OTHER APPLICABLE LAWS

         The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting, selling or distributing securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managed agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company or any non-bank affiliate of a bank holding company from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Bank Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

         Old Kent has been advised by the Financial Institutions Bureau of the Department of Commerce of the State of Michigan, which is the bureau that regulates Michigan state chartered banks, that it is the position of that Bureau that a bank (such as Old Kent) which has been authorized to exercise full trust powers is authorized under Michigan banking laws to provide investment advice to an entity such as a mutual fund.

         Lyon Street believes it may lawfully serve as investment adviser to the Trust and perform the services for the Trust required by the Investment Advisory Agreement described in the prospectus and this SAI. However, Lyon Street's authority to serve in such capacity has not been definitively established by any state or federal law or regulation or any judicial decision or regulatory interpretation that constitutes binding authority with respect to the activities of Lyon Street. In addition, state and federal laws and regulations relating to the permissible activities of banks and bank holding companies may change and may be subject to further judicial or administrative interpretation, the result of which may be to cause Lyon Street to conclude that it would be unlawful or inadvisable to continue its relationship with the Trust. If Lyon Street discontinues its services as investment adviser to the Trust, it is expected that the Board of Trustees of the Trust would select a new investment adviser and recommend that the Trust's shareholders approve the new investment adviser so recommended.

                                  ADMINISTRATOR

         BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Administrator of the Trust under an Administration Agreement dated August 5, 1996. BISYS provides management and administrative services and, in general, supervises the operation of the Fund (other than investment advisory operations) pursuant to the Agreement.

         By the terms of the Administration Agreement, BISYS is required to provide to the Fund management and administrative services, as well as all necessary office space, equipment and clerical personnel for managing and administering the affairs of the Fund. BISYS is required to supervise the provision of custodial, auditing, valuation, bookkeeping, legal, stock transfer and dividend disbursing services and provide other management and administrative services.

         As compensation for the services and facilities provided to the Fund and the Trust's other investment portfolios pursuant to the Administration Agreement, BISYS is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion - .185% of such assets; between $5.0 and $7.5 billion - .165% of such assets; and over $7.5 billion - .135% of such assets provided, however, that such annual fee shall be subject to an annual minimum fee of $45,000 per investment portfolio that is applicable to the Fund. All expenses (other than those specifically referred to as being borne by BISYS in the Administration Agreement) incurred by BISYS in connection with the operation of the Trust are borne by the Fund and the Trust's other investment portfolios. To the extent that BISYS incurs any such expenses or provides certain additional services to the Trust, the Fund promptly will reimburse BISYS therefor.

         BISYS Fund Services, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's Fund Accountant pursuant to a Fund Accounting Agreement, dated August 5, 1996. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. prices the Fund's shares, calculates the Fund's net asset value, and maintains the general ledger accounting records for the Fund. For these services and those provided to the Trust's other investment portfolios, BISYS Fund Services, Inc. is entitled to receive a fee computed daily at the annual rate of .015% of the Trust's average daily net assets.


                                   DISTRIBUTOR

         The Trust has entered into a Distribution Agreement dated August 5, 1996 with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if approved at least annually at a meeting called for that purpose by a majority of the Trustees and a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act. Shares of the Fund are sold on a continuous basis by BISYS as agent for the Trust, and BISYS has agreed to use its best efforts to solicit orders for the sale of shares of the Fund.


                                 TRANSFER AGENT

         BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, also serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, BISYS Fund

Services, Inc. processes purchases and redemptions of the Fund's shares and maintains the Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.


                         CUSTODIAN, AUDITORS AND COUNSEL

         Bankers Trust Company, 16 Wall Street, Fourth Floor, New York, New York 10005 is custodian of all securities and cash of the Trust.

         ___________________________ are the independent auditors for the Trust.

         Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, PA 19107, serves as counsel to the Trust.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The prospectus for the Fund describes those investors who are eligible to purchase shares of the Fund.

         In an exchange, shares in the investment portfolio from which an investor is withdrawing will be redeemed at the net asset value per share next determined after the exchange request is received. Shares of the investment portfolio in which the investor is investing will also normally be purchased at the net asset value per share next determined after acceptance of the purchase order by the Trust in accordance with its customary policies for accepting investments.

         Under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         In addition to the situation described in the prospectus under "How Can I Redeem Shares," the Trust may redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act, to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the prospectus from time to time.

         The Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareholders may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

         The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.


                               DIVIDENDS AND TAXES

         The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

         The discussion of federal income tax consequences in the prospectus and this SAI is based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         The Fund will be treated as a separate corporate entity under the Code and intends to elect to qualify as a regulated investment company. In order to qualify as a regulated investment company, the Fund must comply with certain requirements in the Code. The Fund is required to distribute annually an amount equal to at least the sum of 90% of its investment company income and 90% of its net tax-exempt interest income (the "Distribution Requirement"). The Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any one issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund, or whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

         Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the effective maximum marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum nominal rate of 20% for assets held more than 18 months and 28% for assets held more than 12 months but not more than 18 months. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions would be taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                              DECLARATION OF TRUST

DESCRIPTION OF SHARES

         The Trust's Restatement of Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest in one or more separate series, and the creation of one or more classes of shares within each series. Each share of a series represents an equal proportionate interest in the Trust with each other share of that series. Each series represents interests in a different investment portfolio. The Trust currently offers fifteen series of shares. The Fund has a single class of shares. The other series of the Trust have two separate classes -- Investment Shares and Institutional Shares. Each share of the Trust has no par value and is entitled to such dividends and distributions of the income earned on its respective series' assets as are declared at the discretion of the Trustees. Each class or series is entitled upon liquidation of such class or series to a pro rata share in the net assets of that class or series. Shareholders have no preemptive rights. When issued for payment as described in the prospectus, shares will be legally issued, fully paid and non-assessable.

         The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

SHAREHOLDER LIABILITY

         The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, there is a possibility that shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Restatement of Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking entered into or executed by the Trust or the Trustees. In addition, the Restatement of Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

VOTING RIGHTS

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1, or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of that investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

         The term "majority of the outstanding shares" means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

         Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining less than 50% of the shares of the Trust voting will not be able to elect any Trustees.

         As a general matter, the Trust does not hold annual or other meetings of shareholders. At such time, however, as less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from office: (1) at any time by two-thirds vote of the Trustees; or (2) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may also voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Restatement of Declaration of Trust provides that the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee or adviser of the Trust, provided that they have exercised reasonable care in the selection of such individuals. The Restatement of Declaration of Trust also provides that a Trustee shall be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding in which said Trustee is involved by reason of being or having been a Trustee of the Trust, except with respect to any matter as to which such Trustee has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her actions were in the best interest of the Trust. Nothing in the Restatement of Declaration of Trust shall protect a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as Trustee.


                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

         The yields of the Fund as they may appear from time to time in advertisements will be calculated by determining the net change exclusive of capital changes (all realized and unrealized gains and losses) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to all shareholder accounts for each class of shares in proportion to the length of the base period and the average account size for each class. The 30-day yield is determined similarly.

         If realized and unrealized gains and losses were included in the yield calculation, the yield of the Fund might vary materially from that reported in advertisements.

         In addition to the yields of the Fund, the effective yields may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period return by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent.

         The Fund may also quote from time to time its total return in accordance with Securities and Exchange Commission Regulations.

                             ADVERTISING INFORMATION

         The Fund may from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that compares the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

         In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in the Trust's prospectus, this SAI or required by law, the Trust reserves the right to change the terms of the offers stated in its prospectus or this SAI without shareholder approval, including the right to impose or change certain fees for services provided.

                                   APPENDIX A

                            DESCRIPTION OF SECURITIES

COMMERCIAL PAPER RATINGS

                  A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by S&P for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                 THE KENT FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.         EXHIBITS

(a) Registrant's Restatement of Declaration of Trust was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(1) and is incorporated by reference herein.

(b) Registrant's Amended and Restated By-Laws were filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(2) and are incorporated by reference herein.

(c) See Articles III, V and VIII of Registrant's Restatement of Declaration of Trust and Article II of Registrant's Amended and Restated By-Laws.

(d) The First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company (now known as Old Kent
        Bank) was filed with Registrant's Post-Effective Amendment No. 24 as
        Exhibit 24(b)(5)(a) and is incorporated by reference herein.

        Amended Schedule A to the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(b) and is incorporated by reference herein.

        The notice to Old Kent Bank pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(c) and is incorporated by reference herein.

        Assumption Agreement between Old Kent Bank and Lyon Street Asset Management Co. dated March 2, 1998 was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(d) and is incorporated by reference herein.

        The notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to The Kent Large Company Growth Fund was filed with Registrant's Post-Effective Amendment No. 25 as Exhibit 24(d)(1) and is incorporated by reference herein.

        The notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to The Lyon Street Institutional Money Market

        Fund was filed with Registrant's Post-Effective Amendment No. 26 as
        Exhibit 24(d)(2) and is incorporated by reference herein.

(e) The Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(6)(a) and is incorporated by reference herein.

        The notice to BISYS Fund Services Limited Partnership pursuant to the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(6)(b) and is incorporated by reference herein.

        The notice to BISYS Fund Services Limited Partnership pursuant to the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Large Company Growth Fund was filed with Registrant's Post-Effective Amendment No. 25 as Exhibit 24(e)(1) and is incorporated by reference herein.

        The notice to BISYS Fund Services Limited Partnership pursuant to the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Lyon Street Institutional Money Market Fund was filed with Registrant's Post-Effective Amendment No. 26 as Exhibit 24(e)(2) and is incorporated by reference herein.

(f) The Kent Funds Deferred Compensation Plan and form of Deferred Compensation Agreement relating to the Deferred Compensation Plan were filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(7) and are incorporated by reference herein.

(g) The Custody Agreement between Registrant and Bankers Trust Company was filed with Registrant's Post-Effective Amendment No. 18 as Exhibit 24(b)(8) and is incorporated by reference herein.

(h)(1) The Administration Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(a) and is incorporated by reference herein.

        The notice to BISYS Fund Services Limited Partnership pursuant to the Administration Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(9)(a)(i) and is incorporated by reference herein.

        The notice to BISYS Fund Services Limited Partnership pursuant to the Administration Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Large Company Growth Fund was filed with Registrant's Post-Effective Amendment No. 25 as Exhibit 24(h)(1)(a) and is incorporated by reference herein.

        The notice to BISYS Fund Services Limited Partnership pursuant to the Administration Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Lyon Street Institutional Money Market Fund was filed with Registrant's Post-Effective Amendment No. 26 as Exhibit 24(h)(1)(b) and is incorporated by reference herein.

(h)(2) The Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(b) and is incorporated by reference herein.

        The notice to BISYS Fund Services, Inc. pursuant to the Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(9)(b)(i) and is incorporated by reference herein.

        The notice to BISYS Fund Services, Inc. pursuant to the Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Large Company Growth Fund was filed with Registrant's Post-Effective Amendment No. 25 as Exhibit 24(h)(2)(a) and is incorporated by reference herein.

        The notice to BISYS Fund Services, Inc. pursuant to the Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. relating to The Lyon Street Institutional Money Market Fund was filed with Registrant's Post-Effective Amendment No. 26 as Exhibit 24(h)(2)(b) and is incorporated by reference herein.

(h)(3) The Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. dated October 7, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(c) and is incorporated by reference herein.

        The notice to BISYS Fund Services, Inc. pursuant to the Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(9)(c)(i) and is incorporated by reference herein.

        The notice to BISYS Fund Services, Inc. pursuant to the Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Large Company Growth Fund was filed with Registrant's Post-Effective Amendment No. 25 as Exhibit 24(h)(3)(a) and is incorporated by reference herein.

        The notice to BISYS Fund Services, Inc. pursuant to the Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. relating to The Lyon Street Institutional Money Market Fund was filed with Registrant's Post-Effective Amendment No. 26 as Exhibit 24(h)(3)(b) and is incorporated by reference herein.

(i)     Not Applicable.

(j)(1)  Consent of Drinker Biddle & Reath LLP is filed herewith as Exhibit
        (j)(1).


(k)     Not applicable.

(l) The subscription agreement was filed with Registrant's Registration Statement as Exhibit 24(b)(13) and is incorporated by reference herein.

(m) Registrant's Amended and Restated Master Distribution Plan for Investment Shares and related form of agreement were filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(15)(a) and
        Exhibit 24(b)(15)(b), respectively, and are incorporated by reference herein.


(n)     Not Applicable.


(o) Registrant's Rule 18f-3 Plan was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(18) and is incorporated by reference herein.


ITEM 24.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                 Not applicable.


ITEM 25.         INDEMNIFICATION

        See Article VIII of Section 3 of Registrant's Restatement of Declaration of Trust which was filed with Registrant's Post-Effective Amendment No. 24 as
Exhibit 24(b)(1) and is incorporated by reference herein. See Section 1.12 of the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership which was filed with Registrant's Post-Effective Amendment No. 21 as
Exhibit 24(b)(6)(a) and is incorporated by reference herein.


ITEM 26.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        Information as to any other business, profession, vocation or employment of a substantial nature in which each director and officer of Lyon Street Asset Management Company is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated by reference to Schedules A and D of Lyon Street Asset Management Company's Form ADV (File No.
801-55015) filed on March 2, 1998, as amended.

ITEM 27.         PRINCIPAL UNDERWRITERS

        (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of:

                               Alpine Equity Trust
                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                            ESC Strategic Funds, Inc.
                                The Eureka Funds
                                Fifth Third Funds
                                 Governor Funds
                            Gradison Custodian Trust
                              Gradison Growth Trust
                      Gradison-McDonald Cash Reserves Trust
                   Gradison-McDonald Municipal Custodian Trust
                             Hirtle Callaghan Trust
                                HSBC Funds Trust
                             HSBC Mutual Funds Trust
                         The Infinity Mutual Funds, Inc.
                               INTRUST Funds Trust
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                 M.S.D.&T. Funds
                              Pacific Capital Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                 Puget Sound Alternative Investment Series Trust
                              Republic Funds Trust
                        The Republic Advisors Funds Trust
                               Sefton Funds Trust
                               The Sessions Group
                        SsgA International Liquidity Fund
                             Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                      The Victory Variable Insurance Funds
                           Vintage Mutual Funds, Inc.

        (b) Partners of BISYS Fund Services Limited Partnership are as follows:

Name and Principal              Positions and Offices          Positions and Offices
Business Addresses              with BISYS Fund Services       with Registrant
------------------              ------------------------       ---------------
BISYS Fund Services, Inc.       Sole General Partner           None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation       Sole Limited Partner           None
150 Clove Road
Little Falls, NJ 07424

        (c)      Not Applicable.


ITEM 28.         LOCATION OF ACCOUNTS AND RECORDS

        Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder is maintained by BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219, except for Registrant's minute books, which are maintained by Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107.


ITEM 29.         MANAGEMENT SERVICES

        Not applicable.


ITEM 30.         UNDERTAKINGS

        Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Grand Rapids, in the State of Michigan, on the 31st day of March, 1999.

                                             THE KENT FUNDS

                                             By:   /s/ James F. Duca, II
                                                   ---------------------
                                                   James F. Duca, II
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                   TITLE                                DATE
----------                   -----                                ----

/s/ James F. Duca, II        President                            March 31, 1999
-------------------------
James F. Duca, II


/s/ Martin R. Dean           Treasurer (Principal Accounting      March 31, 1999
-------------------------    and Financial Officer)
Martin R. Dean


/s/ Walter B. Grimm          Chairman and Trustee                 March 31, 1999
-------------------------
Walter B. Grimm


/s/ Joseph F. Damore         Trustee                              March 31, 1999
-------------------------
Joseph F. Damore


/s/ James F. Rainey          Trustee                              March 31, 1999
-------------------------
James F. Rainey

/s/ Ronald F. VanSteeland    Trustee                              March 31, 1999
-------------------------
Ronald F. VanSteeland

                                  EXHIBIT INDEX

Exhibit (j)(1)                      Consent of Drinker Biddle & Reath LLP.